Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Sales and Marketing Expenses [Abstract]
Schedule of Sales and Marketing Expenses
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Professionals’ fees	348	527	520
Salary and related expenses	248	282	220
Share-based payment	89	503	1,215
Other	61	16	25
	746	1,328	1,980